Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Banks own assumptions [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 69,850	$ 81,251
Profit and loss	241,416	19,103
Recognition and derecognition	3,211,902
Monetary effects	(915,874)	(30,504)
Amount at end of the fiscal year	2,607,294	69,850
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	1,986,025	81,404
Profit and loss	650,365	(330,415)
Monetary effects	(568,091)	(228,401)
Amount at end of the fiscal year	815,059	1,986,025
Recognition and derecognition	(1,253,240)	2,463,437
Other Financial Assets1 [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	140,244	367,374
Profit and loss	13,763	(163,603)
Monetary effects	(25,772)	(76,426)
Amount at end of the fiscal year	23,001	140,244
Recognition and derecognition	(105,234)	$ 12,899
Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Recognition and derecognition	565,217
Amount at end of the fiscal year	$ 565,217